Warrant Liabilities (Details) - Schedule of Warrant Liabilities - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Public Warrants [Member]
Warrant Liabilities (Details) - Schedule of Warrant Liabilities [Line Items]
Number of shares, begginning balance	[1]	996,297
Number of amount ,begginning balance		$ 2,042,410
Number of shares,Warrants granted	[1]
Number of amount ,Warrants granted
Number of shares, Warrants exercised	[1]	(38,025)	(6,211)
Number of amount ,Warrants exercised		$ (77,951)	$ (15,514)
Number of shares, Change in fair value	[1]
Number of amount ,Change in fair value		$ (1,676,977)	$ (437,319)
Number of shares, ending balance	[1]	958,272	996,297
Number of amount ,ending balance		$ 287,482	$ 2,042,410
Number of shares, Transfer from capital reorganization	[1],[2]		1,002,508
Number of amount , Transfer from capital reorganization	[2]		$ 2,495,243
Private Warrants [Member]
Warrant Liabilities (Details) - Schedule of Warrant Liabilities [Line Items]
Number of shares, begginning balance	[1]
Number of amount ,begginning balance
Number of shares,Warrants granted	[1]	2,000,000
Number of amount ,Warrants granted		$ 9,222,288
Number of shares, Warrants exercised	[1]
Number of amount ,Warrants exercised
Number of shares, Change in fair value	[1]
Number of amount ,Change in fair value		$ (3,288,288)
Number of shares, ending balance	[1]	2,000,000
Number of amount ,ending balance		$ 5,934,000

[1]	The units outstanding for the years have been restated for the 10-to-1 reverse stock split effective April 15, 2024.
[2]	Information relating to capital reorganization is provided in Note 24.